Prepaid expenses and other current assets (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Percentage of value added tax			22.00%
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount	€ 3,800,000	€ 4,100,000	€ 4,400,000
Taxes Payable, Current	750,000	732,000	600,000
Research and Development Expense	4,812,854	6,474,441	5,338,962
Other Assets, Current	210,830	64,664	219,400
Other Prepaid Expense, Current	117,994	378,148	103,540
Director and Officers [Member]
Related Party Transaction [Line Items]
Other Prepaid Expense, Current		200,000
Allowance For Corporate Equity [Member]
Related Party Transaction [Line Items]
Other Assets, Current	180,000		180,000
Accruing Financial Interest Income On Time Deposit [Member]
Related Party Transaction [Line Items]
Other Assets, Current			38,000
Research And Development Expense Related Party [Member]
Related Party Transaction [Line Items]
Research and Development Expense	€ 499,000	€ 430,000	€ 698,000